Income Taxes (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 0	$ 28,304	$ 28,304
Balance, end of year	$ 0	$ 28,304	$ 28,304